Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2023	¥ 1,176
2024	333
Intangible assets, net	¥ 1,509	$ 219	¥ 2,761